Annual Fund Operating Expenses	Jan. 31, 2026
Regan Total Return Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Regan Total Return Income Fund | Regan Total Return Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.24%
Regan Total Return Income Fund | Regan Total Return Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.99%
Elm Market Navigator ETF
Prospectus [Line Items]
Component1 Other Expenses	0.10%

[1]	Regan Capital, LLC (the “Advisor”) has contractually agreed to waive fees and/or reimburse operating expenses (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, or Rule 12b-1 fees) for each class so that annual operating expenses will not exceed 0.99% of average daily net assets (“Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2027 and may be terminated only by the Advisor Managed Portfolios (the “Trust”) Board of Trustees (the “Board”). The Advisor may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid or (2) the Expense Cap at the time of recoupment.